Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
United Kingdom	$ 0	$ 0
Foreign	253	15
Total current expense:	253	15
United Kingdom	0	0
Foreign	(221)	0
Total deferred income tax benefit:	(221)	0
Total provision for income taxes	$ 32	$ 15